Stock Option Activity (Detail) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Share Options
Outstanding at beginning of period		3,241,511
Granted		815,500	1,034,870	1,519,080
Cancelled		0
Exercised		(651,965)
Expired		(26,783)
Forfeited		(272,355)
Repurchased		0
Outstanding at end of period		3,105,908	3,241,511
Vested and Expected to Vest at the end of period		2,997,994
Exercisable at the end of period		1,622,512
Weighted-Average Exercise
Outstanding at beginning of period		$ 18.67
Granted		23.22
Cancelled		0
Exercised		16.64
Expired		21.20
Forfeited		18.65
Repurchased		0
Outstanding at end of period		20.27	$ 18.67
Vested and Expected to Vest at the end of period		20.21
Exercisable at the end of period		$ 19.14
Weighted Average Remaining Contractual Term (Years)
Outstanding		7 years 8 months 19 days	8 years 11 days
Vested and Expected to Vest at the end of period		7 years 8 months 5 days
Exercisable at the end of period		6 years 11 months 1 day
Aggregate Intrinsic
Outstanding	[1]	$ 4,850	$ 7,097
Vested and Expected to Vest at the end of period	[1]	4,793
Exercisable at the end of period	[1]	$ 3,790

[1]	Intrinsic value is calculated as the difference between the fair value of the Company's ordinary shares as of the end of each reporting period and the exercise price of the option.